Alt Loan Number	Borrower	Property State	Default Status	Due Date	Reason For Default	Current Occupancy	First Vacancy Date	Bankruptcy?	Last Filing Date	Bankruptcy Chapter	Bankruptcy Comment	Foreclosure?	Last FC Stage	Foreclosure Comment	Loss Mitigation?	Damage Flag	Damage Comment	Exception	Exception Type	Exception Comments	Summary Comment
F3F6E6E2-6145-4171-A0D8-1216CF0D3E5F	xxx	CA	Current	6/1/2016	Curtailment of Income	Occupied by Unknown		Never				Never			Never	No		No
• BANKRUPTCY: There is no evidence of an associated bankruptcy case.
• FORECLOSURE: There is no evidence of foreclosure action on this loan.
• LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
• EXCEPTIONS: No exceptions were identified on this loan.
• PROPERTY CONDITION: There is no evidence of property damage.

CB967808-AC60-474A-88CF-6A7D4D7AD2A1	xxx	CA	Current	6/1/2016	Illness	Not Determined		Never				Never			Never	No		No
• BANKRUPTCY: There is no evidence of an associated bankruptcy case.
• FORECLOSURE: There is no evidence of foreclosure action on this loan.
• LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
• EXCEPTIONS: No exceptions were identified on this loan.
• PROPERTY CONDITION: There is no evidence of property damage.

5567C60F-3892-4BED-AED1-E4246A8C6AEB	xxx	CA	Current	6/1/2016	Curtailment of Income	Not Determined		Never				Never			Never	No		No
• BANKRUPTCY: There is no evidence of an associated bankruptcy case.
• FORECLOSURE: There is no evidence of foreclosure action on this loan.
• LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
• EXCEPTIONS: No exceptions were identified on this loan.
• PROPERTY CONDITION: There is no evidence of property damage.

683A9864-9FFC-44FD-AD80-E2F7CCD63CB4	xxx	CA	Bankruptcy Ch.13	6/1/2016	Not Determined	Not Determined		Currently	2/XX/2016	13
The borrower filed for Chapter 13 Bankruptcy prior to the review period; the Servicer filed a Notice of Payment Change with the Court on 02/02/2016. A letter of authorization was received on 02/11/2016 from xxxx which allows the Servicer to discuss with the borrower loss mitigation options; the borrower has expressed intent in pursuing a modification.
												Never			Never	No		No
• BANKRUPTCY: The borrower filed for Chapter 13 Bankruptcy prior to the review period; the Servicer filed a Notice of Payment Change with the Court onxx/xx/xx. A letter of authorization was received on 02/11/2016 from xxxx which allows the Servicer to discuss with the borrower loss mitigation options; the borrower has expressed intent in pursuing a modification.
• FORECLOSURE: There is no evidence of foreclosure action on this loan.
• LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
• EXCEPTIONS: No exceptions were identified on this loan.
• PROPERTY CONDITION: There is no evidence of property damage.

3A8347F1-08EF-441E-918E-26D0CDAB58FB	xxx	MO	Current	6/1/2016	Illness	Not Determined		Never				Never			Never	No		No
• BANKRUPTCY: There is no evidence of an associated bankruptcy case.
• FORECLOSURE: There is no evidence of foreclosure action on this loan.
• LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
• EXCEPTIONS: No exceptions were identified on this loan.
• PROPERTY CONDITION: There is no evidence of property damage.

1DE9010D-3026-4F83-90C1-A4285E449314	xxx	NY	Current	6/1/2016	Curtailment of Income	Not Determined		Never				Never			Never	No		No
• BANKRUPTCY: There is no evidence of an associated bankruptcy case.
• FORECLOSURE: There is no evidence of foreclosure action on this loan.
• LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
• EXCEPTIONS: No exceptions were identified on this loan.
• PROPERTY CONDITION: There is no evidence of property damage.

B0116721-7DA2-4381-8F38-CC451EB4C594	xxx	NY	Current	6/1/2016	Not Determined	Owner		Never				Never			Never	No		No
• BANKRUPTCY: There is no evidence of an associated bankruptcy case.
• FORECLOSURE: There is no evidence of foreclosure action on this loan.
• LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
• EXCEPTIONS: No exceptions were identified on this loan.
• PROPERTY CONDITION: There is no evidence of property damage.

F4B6FE4D-29D9-4BC1-AB82-6B864E9C144B	xxx	IA	Current	6/1/2016		Not Determined		Never				Never			Never	No		No
• BANKRUPTCY: There is no evidence of an associated bankruptcy case.
• FORECLOSURE: There is no evidence of foreclosure action on this loan.
• LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
• EXCEPTIONS: No exceptions were identified on this loan.
• PROPERTY CONDITION: There is no evidence of property damage.
• ADDITIONAL INFORMATION: Comments on 2/11/2016 indicated the borrower started working part time but there was a death in the family. The comments also indicate the borrower had a car repair.

88992825-BC63-48D4-93F2-3EC880CE5B45	xxx	NM	Current	6/1/2016	Curtailment of Income	Not Determined		Never				Never			Never	No		No
• BANKRUPTCY: There is no evidence of an associated bankruptcy case.
• FORECLOSURE: There is no evidence of foreclosure action on this loan.
• LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
• EXCEPTIONS: No exceptions were identified on this loan.
• PROPERTY CONDITION: There is no evidence of property damage.

76675F9D-A9B7-4BA6-9FA7-1C01FAF8FF2F	xxx	PA	Current	6/1/2016	Excessive Obligations	Owner		Never				Never			Never	No		No
• BANKRUPTCY: There is no evidence of an associated bankruptcy case.
• FORECLOSURE: There is no evidence of foreclosure action on this loan.
• LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
• EXCEPTIONS: No exceptions were identified on this loan.
• PROPERTY CONDITION: There is no evidence of property damage.

FBD6A073-4CB0-4874-9971-56CD6A5C5C16	xxx	PA	Current	6/1/2016	Curtailment of Income	Not Determined		Never				Never			Never	No		No
• BANKRUPTCY: There is no evidence of an associated bankruptcy case.
• FORECLOSURE: There is no evidence of foreclosure action on this loan.
• LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
• EXCEPTIONS: No exceptions were identified on this loan.
• PROPERTY CONDITION: There is no evidence of property damage.

47D9775B-F97A-4AF5-962B-C1D4A3C06B55	xxx	MD	Current	6/1/2016	Not Determined	Owner		Never				Never			Previously	No		No
• BANKRUPTCY: There is no evidence of an associated bankruptcy case.
• FORECLOSURE: There is no evidence of foreclosure action on this loan.
• LOSS MITIGATION: A loan modification was completed on this loan with a modification effective date oxx/xx/xx. The new UPB is xxxx with an interest rate of seven percent. There is a balloon payment/deferred amount of xxxx and a new maturity date of xx/xx/xx.
• EXCEPTIONS: No exceptions were identified on this loan.
• PROPERTY CONDITION: There is no evidence of property damage.

DD15B8BF-2C2C-4FE9-A7E7-D42863DFFEDF	xxx	LA	Current	6/1/2016	Curtailment of Income	Owner		Never				Never			Never	No		No
• BANKRUPTCY: There is no evidence of an associated bankruptcy case.
• FORECLOSURE: There is no evidence of foreclosure action on this loan.
• LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
• EXCEPTIONS: No exceptions were identified on this loan.
• PROPERTY CONDITION: There is no evidence of property damage.
• ADDITIONAL INFORMATION: On 5/9/2016, the borrower called in with an offer to the servicer of a short pay off of $160,000. The servicer advised the borrower on 5/11/2016 that a short pay off was not an option.

15C1A11E-5EFF-4ABF-A722-F0BEEA014B4F	xxx	PA	Current	6/1/2016	Unable to Contact Borrower	Not Determined		Never				Never			Never	No		No
• BANKRUPTCY: There is no evidence of an associated bankruptcy case.
• FORECLOSURE: There is no evidence of foreclosure action on this loan.
• LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
• EXCEPTIONS: No exceptions were identified on this loan.
• PROPERTY CONDITION: There is no evidence of property damage.
• ADDITIONAL INFORMATION: Commentary dated 12/03/2015 reflects skip tracing efforts which resulted in no new contact information. No borrower contact has been established within the review period.

B09FDC0E-F355-4817-AE02-7C0605144C97	xxx	VA	Current	6/1/2016	Curtailment of Income	Not Determined		Never				Never			Never	No		No
• BANKRUPTCY: There is no evidence of an associated bankruptcy case.
• FORECLOSURE: There is no evidence of foreclosure action on this loan.
• LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
• EXCEPTIONS: No exceptions were identified on this loan.
• PROPERTY CONDITION: There is no evidence of property damage.
• ADDITIONAL INFORMATION: The borrower is on Active Duty as of 03/01/2016 and is still on Active Duty as of 05/02/2016.

9A547302-55EB-43CC-B62B-15AAC3256977	xxx	PA	Current	6/1/2016	Curtailment of Income	Not Determined		Never				Never			Never	No		No
• BANKRUPTCY: There is no evidence of an associated bankruptcy case.
• FORECLOSURE: There is no evidence of foreclosure action on this loan.
• LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
• EXCEPTIONS: No exceptions were identified on this loan.
• PROPERTY CONDITION: There is no evidence of property damage.

C2C84D57-6C59-48EA-88D7-C7DBB9349B7B	xxx	LA	Current	6/4/2016	Illness	Owner		Never				Never			Never	No		No
• BANKRUPTCY: There is no evidence of an associated bankruptcy case.
• FORECLOSURE: There is no evidence of foreclosure action on this loan.
• LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
• EXCEPTIONS: No exceptions were identified on this loan.
• PROPERTY CONDITION: There is no evidence of property damage.

8F5E6C2A-DA52-4149-B22B-721C1F076B04	xxx	GA	Current	6/1/2016		Owner		Never				Never			Never	No		No
• BANKRUPTCY: There is no evidence of an associated bankruptcy case.
• FORECLOSURE: There is no evidence of foreclosure action on this loan.
• LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
• EXCEPTIONS: No exceptions were identified on this loan.
• PROPERTY CONDITION: There is no evidence of property damage.

5DC35230-09A9-48C2-B3CD-BAE40BBE7F14	xxx	SC	Current	6/1/2016	Curtailment of Income			Never				Never			Never	No		No
• BANKRUPTCY: There is no evidence of an associated bankruptcy case.
• FORECLOSURE: There is no evidence of foreclosure action on this loan.
• LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
• EXCEPTIONS: No exceptions were identified on this loan.
• PROPERTY CONDITION: There is no evidence of property damage.

104A1C6E-EC83-4010-923E-DC8E54B1BEE2	xxx	ME	Current	7/1/2016	Curtailment of Income	Not Determined		Never				Never			Never	No		No
• BANKRUPTCY: There is no evidence of an associated bankruptcy case.
• FORECLOSURE: There is no evidence of foreclosure action on this loan.
• LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
• EXCEPTIONS: No exceptions were identified on this loan.
• PROPERTY CONDITION: There is no evidence of property damage.

D2470D63-3605-474D-A2DC-E1670803AB72	xxx	TX	Current	6/1/2016	Not Determined	Not Determined		Never				Never			Never	No		No
• BANKRUPTCY: There is no evidence of an associated bankruptcy case.
• FORECLOSURE: There is no evidence of foreclosure action on this loan.
• LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
• EXCEPTIONS: No exceptions were identified on this loan.
• PROPERTY CONDITION: There is no evidence of property damage.

B4B48F4E-E5C7-4DF9-B470-476FEAC47F49	xxx	PA	Current	6/27/2016		Owner		Never				Never			Never	No		No
• BANKRUPTCY: There is no evidence of an associated bankruptcy case.
• FORECLOSURE: There is no evidence of foreclosure action on this loan.
• LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
• EXCEPTIONS: No exceptions were identified on this loan.
• PROPERTY CONDITION: There is no evidence of property damage.

BB531033-CFC8-4D29-83BC-FAC876D530D0	xxx	MD	Current	6/1/2016	Curtailment of Income	Not Determined		Never				Never			Never	No		No
• BANKRUPTCY: There is no evidence of an associated bankruptcy case.
• FORECLOSURE: There is no evidence of foreclosure action on this loan.
• LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
• EXCEPTIONS: No exceptions were identified on this loan.
• PROPERTY CONDITION: There is no evidence of property damage.

FD2E4D86-A49D-4649-84AF-5DE3C017218B	xxx	FL	Current	6/1/2016	Payment Dispute	Not Determined		Never				Never			Never	No		No
• BANKRUPTCY: There is no evidence of an associated bankruptcy case.
• FORECLOSURE: There is no evidence of foreclosure action on this loan.
• LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
• EXCEPTIONS: No exceptions were identified on this loan.
• PROPERTY CONDITION: There is no evidence of property damage.
• ADDITIONAL INFORMATION: On 7/7/2015, the borrower indicated the reason for default was due to not knowing the account was behind a payment.

93E54F3B-7793-413E-9C3B-4B0979CA7022	xxx	VA	Current	6/1/2016	Illness	Owner		Previously		13
As of the review, the borrower was discharged from a Chapter 13 bankruptcy. There was no available information regarding the filing or discharge date of the bankruptcy. The borrower completed a loan modification after the bankruptcy was discharged and was not required to get bankruptcy court approval.
												Never			Previously	No		No
• BANKRUPTCY: As of the review, the borrower was discharged from a Chapter 13 bankruptcy. There was no available information regarding the filing or discharge date of the bankruptcy. The borrower completed a loan modification after the bankruptcy was discharged and was not required to get bankruptcy court approval.
• FORECLOSURE: There is no evidence of foreclosure action on this loan.
• LOSS MITIGATION:A loan modification was completed on this loan with an effective date ofxx/xx/xx. The new UPB was xxx with an interest rate of seven percent. There is a balloon/deferred amount of xxxx and a new maturity date of xx/xx/xx.
• EXCEPTIONS: No exceptions were identified on this loan.
• PROPERTY CONDITION: There is no evidence of property damage.

C61F8B95-8F55-4ABC-90D4-60970E713336	xxx	WI	Current	8/1/2016	Curtailment of Income	Not Determined		Never				Never			Previously	No		No
• BANKRUPTCY: There is no evidence of an associated bankruptcy case.
• FORECLOSURE: There is no evidence of foreclosure action on this loan.
• LOSS MITIGATION: A loan modification was completed on this loan with an effective date ofxx/xx/xx and a new UPB of xxx. The interest rate is seven percent and the new maturity date is xx/xx/xx.
• EXCEPTIONS: No exceptions were identified on this loan.
• PROPERTY CONDITION: There is no evidence of property damage.

FDCBD51E-8050-4CA4-A32C-A0D1987CE6BF	xxx	PA	Current	6/1/2016	Curtailment of Income			Never				Never			Previously	No		No
• BANKRUPTCY: There is no evidence of an associated bankruptcy case.
• FORECLOSURE: There is no evidence of foreclosure action on this loan.
• LOSS MITIGATION:The notes indicate the modification was executed onxx/xx/xx. The modified terms included a modified P&I of xxx, first mod payment due on xx/xx/xx, and the post-mod UPB was xxx.
• EXCEPTIONS: No exceptions were identified on this loan.
• PROPERTY CONDITION: There is no evidence of property damage.

61F0F271-07F4-4025-91DC-BBC1A57478B0	xxx	CO	Current	6/1/2016	Curtailment of Income	Not Determined		Never				Never			Never	No		No
• BANKRUPTCY: There is no evidence of an associated bankruptcy case.
• FORECLOSURE: There is no evidence of foreclosure action on this loan.
• LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
• EXCEPTIONS: No exceptions were identified on this loan.
• PROPERTY CONDITION: There is no evidence of property damage.

39FDABAF-FF11-4660-B6CD-F4D7ABA2BF5F	xxx	TN	Current	7/1/2016	Curtailment of Income	Owner		Never				Never			Previously	No		No
• BANKRUPTCY: There is no evidence of an associated bankruptcy case.
• FORECLOSURE: There is no evidence of foreclosure action on this loan.
• LOSS MITIGATION:  Modification documents were sent to the borrower on 2/29/2016 and were returned 3/8/2016. The final modification documents were executed xx/xx/xx with an effective date of xx/xx/xx. The new UPB is xxxx with an interest rate of seven percent. The new maturity date is xx/xx/xx.
• EXCEPTIONS: No exceptions were identified on this loan.
• PROPERTY CONDITION: There is no evidence of property damage.

23840B3A-6B29-49B1-87A2-8A9C00EA2CF2	xxx	MO	Current	6/1/2016	Unable to Contact Borrower	Owner		Never				Never			Never	No		No
• BANKRUPTCY: There is no evidence of an associated bankruptcy case.
• FORECLOSURE: There is no evidence of foreclosure action on this loan.
• LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
• EXCEPTIONS: No exceptions were identified on this loan.
• PROPERTY CONDITION: There is no evidence of property damage.
• ADDITIONAL INFORMATION: Commentary dated 02/04/2016 reflects skip tracing efforts which resulted in no new accurate contact information.

3B7CE331-6254-477C-B74C-A9E33B764D78	xxx	FL	Current	6/1/2016	Curtailment of Income	Owner		Never				Never			Never	No		No
• BANKRUPTCY: There is no evidence of an associated bankruptcy case.
• FORECLOSURE: There is no evidence of foreclosure action on this loan.
• LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
• EXCEPTIONS: No exceptions were identified on this loan.
• PROPERTY CONDITION: There is no evidence of property damage.

6CFB9E6C-A5BC-4411-BD93-E498BE13BA30	xxx	OH	Current	7/1/2016	Not Determined	Not Determined		Never				Never			Never	No		No
• BANKRUPTCY: There is no evidence of an associated bankruptcy case.
• FORECLOSURE: There is no evidence of foreclosure action on this loan.
• LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
• EXCEPTIONS: No exceptions were identified on this loan.
• PROPERTY CONDITION: There is no evidence of property damage.

C99E5717-B43C-4C43-BCAD-7424E458F8E1	xxx	OH	Current	6/1/2016	Not Determined	Not Determined		Never				Never			Previously	No		No
• BANKRUPTCY: There is no evidence of an associated bankruptcy case.
• FORECLOSURE: There is no evidence of foreclosure action on this loan.
• LOSS MITIGATION: Account approved for modification; modification effective on xx/xx/xx with a new interest rate of 5%, new unpaid balance of xxxx, new principal and interest payment of xxxx with a maturity date of xx/xx/xx.
• EXCEPTIONS: No exceptions were identified on this loan.
• PROPERTY CONDITION: There is no evidence of property damage.

C1B8D41C-AD67-4322-BCE9-FBA9A2B75821	xxx	FL	Current	6/1/2016	Illness			Never				Never			Never	No		No
• BANKRUPTCY: There is no evidence of an associated bankruptcy case.
• FORECLOSURE: There is no evidence of foreclosure action on this loan.
• LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
• EXCEPTIONS: No exceptions were identified on this loan.
• PROPERTY CONDITION: There is no evidence of property damage.

7EB79BD3-F89C-4984-9076-5D5ED18C43EE	xxx	FL	Current	6/1/2016	Not Determined	Not Determined		Never				Never			Never	No		No
• BANKRUPTCY: There is no evidence of an associated bankruptcy case.
• FORECLOSURE: There is no evidence of foreclosure action on this loan.
• LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
• EXCEPTIONS: No exceptions were identified on this loan.
• PROPERTY CONDITION: There is no evidence of property damage.

89D91E33-2895-4079-9A81-195DD8FB0EFA	xxx	FL	Current	6/1/2016	Curtailment of Income	Owner		Never				Never			Never	No		No
• BANKRUPTCY: There is no evidence of an associated bankruptcy case.
• FORECLOSURE: There is no evidence of foreclosure action on this loan.
• LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
• EXCEPTIONS: No exceptions were identified on this loan.
• PROPERTY CONDITION: There is no evidence of property damage.

63E435FD-4393-4CFB-AB8B-1C0FD2F557E3	xxx	FL	Current	6/1/2016				Never				Never			Never	No		No
• BANKRUPTCY: There is no evidence of an associated bankruptcy case.
• FORECLOSURE: There is no evidence of foreclosure action on this loan.
• LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
• EXCEPTIONS: No exceptions were identified on this loan.
• PROPERTY CONDITION: There is no evidence of property damage.

3B583B5B-379D-494A-9E70-B63F6F9CCF93	xxx	PA	Current	6/1/2016	Curtailment of Income	Owner		Never				Never			Never	No		No
• BANKRUPTCY: There is no evidence of an associated bankruptcy case.
• FORECLOSURE: There is no evidence of foreclosure action on this loan.
• LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
• EXCEPTIONS: No exceptions were identified on this loan.
• PROPERTY CONDITION: There is no evidence of property damage.

9CD31575-F0B3-41BB-9D57-A4922FC5D255	xxx	IL	Current	6/1/2016	Curtailment of Income	Owner		Never				Never			Never	No		No
• BANKRUPTCY: There is no evidence of an associated bankruptcy case.
• FORECLOSURE: There is no evidence of foreclosure action on this loan.
• LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
• EXCEPTIONS: No exceptions were identified on this loan.
• PROPERTY CONDITION: There is no evidence of property damage.

AD474C32-A78D-4979-9C8F-50C459EF4032	xxx	FL	Current	6/1/2016	Curtailment of Income	Not Determined		Never				Never			Previously	No		No
• BANKRUPTCY: There is no evidence of an associated bankruptcy case.
• FORECLOSURE: There is no evidence of foreclosure action on this loan.
• LOSS MITIGATION: There is a conversation with the borrower on 1/27/2016 that indicates a modification was completed on the loan in 2012 and that the borrower is not interested in another modification. There is no further details regarding the completed modification.
• EXCEPTIONS: No exceptions were identified on this loan.
• PROPERTY CONDITION: There is no evidence of property damage.

13E64131-FCA5-4DD9-820A-E44F9DA7BC5D	xxx	FL	Current	7/1/2016	Unable to Contact Borrower	Not Determined		Never				Never			Previously	No		No
• BANKRUPTCY: There is no evidence of an associated bankruptcy case.
• FORECLOSURE: There is no evidence of foreclosure action on this loan.
• LOSS MITIGATION: There is a conversation with the borrower on 12/21/2015 that indicates the loan was modified in 2012 and that the borrower had escrow questions regarding the modification. There is no further details regarding the terms of the completed modification.
• EXCEPTIONS: No exceptions were identified on this loan.
• PROPERTY CONDITION: There is no evidence of property damage.

A58640DD-03A1-471D-B989-2B8C8C94C8AC	xxx	FL	Current	6/1/2016	Excessive Obligations	Not Determined		Never				Never			Never	No		No
• BANKRUPTCY: There is no evidence of an associated bankruptcy case.
• FORECLOSURE: There is no evidence of foreclosure action on this loan.
• LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
• EXCEPTIONS: No exceptions were identified on this loan.
• PROPERTY CONDITION: There is no evidence of property damage.

0D6A4C6D-DB6C-4D40-BB5B-C05AF87160B8	xxx	MA	Current	6/1/2016	Not Determined	Owner		Never				Never			Never	No		No
• BANKRUPTCY: There is no evidence of an associated bankruptcy case.
• FORECLOSURE: There is no evidence of foreclosure action on this loan.
• LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
• EXCEPTIONS: No exceptions were identified on this loan.
• PROPERTY CONDITION: There is no evidence of property damage.

0E5E6116-DC2E-4CF3-8E07-68F5CA2456B5	xxx	IL	Current	6/1/2016	Excessive Obligations	Not Determined		Never				Never			Never	No		No
• BANKRUPTCY: There is no evidence of an associated bankruptcy case.
• FORECLOSURE: There is no evidence of foreclosure action on this loan.
• LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
• EXCEPTIONS: No exceptions were identified on this loan.
• PROPERTY CONDITION: There is no evidence of property damage.

EC43E264-4169-4D84-9AF0-6070EE03622C	xxx	IL	Current	6/1/2016	Excessive Obligations	Not Determined		Never				Never			Never	No		No
• BANKRUPTCY: There is no evidence of an associated bankruptcy case.
• FORECLOSURE: There is no evidence of foreclosure action on this loan.
• LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
• EXCEPTIONS: No exceptions were identified on this loan.
• PROPERTY CONDITION: There is no evidence of property damage.

76523577-CEAB-4C7B-B059-69F72DEF8ED0	xxx	IL	Current	6/1/2016	Curtailment of Income	Owner		Never				Never			Never	No		No
• BANKRUPTCY: There is no evidence of an associated bankruptcy case.
• FORECLOSURE: There is no evidence of foreclosure action on this loan.
• LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
• EXCEPTIONS: No exceptions were identified on this loan.
• PROPERTY CONDITION: There is no evidence of property damage.

C22DFC37-98EC-4855-A78A-13D7E36D9E73	xxx	IL	Current	6/1/2016	Excessive Obligations	Not Determined		Never				Never			Never	No		No
• BANKRUPTCY: There is no evidence of an associated bankruptcy case.
• FORECLOSURE: There is no evidence of foreclosure action on this loan.
• LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
• EXCEPTIONS: No exceptions were identified on this loan.
• PROPERTY CONDITION: There is no evidence of property damage.

BB6CFB87-9FC4-438F-A56B-E13831EF9142	xxx	MD	Current	6/1/2016	Illness	Owner		Never				Never			Previously	No		No
• BANKRUPTCY: There is no evidence of an associated bankruptcy case.
• FORECLOSURE: There is no evidence of foreclosure action on this loan.
• LOSS MITIGATION: Notes indicate a modification effectivexx/xx/xx. The deferred amount is xxxx new P&I xxxx new rate 5.08%, new maturity xx/xx/xx.
• EXCEPTIONS: No exceptions were identified on this loan.
• PROPERTY CONDITION: There is no evidence of property damage.

F53F6BD5-0444-4B86-B08F-801699BDFD3B	xxx	OK	Current	6/1/2016	Not Determined	Not Determined		Never				Never			Never	No		No
• BANKRUPTCY: There is no evidence of an associated bankruptcy case.
• FORECLOSURE: There is no evidence of foreclosure action on this loan.
• LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
• EXCEPTIONS: No exceptions were identified on this loan.
• PROPERTY CONDITION: There is no evidence of property damage.

D1239199-36F4-430C-81A8-904E05889EC2	xxx	UT	Current	6/1/2016				Never				Never			Never	No		No
• BANKRUPTCY: There is no evidence of an associated bankruptcy case.
• FORECLOSURE: There is no evidence of foreclosure action on this loan.
• LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
• EXCEPTIONS: No exceptions were identified on this loan.
• PROPERTY CONDITION: There is no evidence of property damage.

B5774D3E-9FEF-4537-896F-E8F617594020	xxx	GA	Current	6/1/2016	Not Determined	Not Determined		Never				Never			Previously	No		No
• BANKRUPTCY: There is no evidence of an associated bankruptcy case.
• FORECLOSURE: There is no evidence of foreclosure action on this loan.
• LOSS MITIGATION: Account approved for modification; modification effective o xx/xx/xx with a new interest rate of 5%, new unpaid balance of xxxx new principal and interest payment of xxxx with a maturity date of xx/xx/xx.
• EXCEPTIONS: No exceptions were identified on this loan.
• PROPERTY CONDITION: There is no evidence of property damage.

769240B4-5A96-4737-9615-8FBE53FCDBE9	xxx	CA	Current	6/1/2016	Curtailment of Income	Owner		Never				Never			Previously	No		No
• BANKRUPTCY: There is no evidence of an associated bankruptcy case.
• FORECLOSURE: There is no evidence of foreclosure action on this loan.
• LOSS MITIGATION:  Modification completed; effectivexx/xx/xx bringing the loan current. The borrower made late payments both months after the mod completion. The new UPB is xxxx with a five percent interest rate. The balloon/deferred amount is xxxx with a new maturity date of xx/xx/xx.
• EXCEPTIONS: No exceptions were identified on this loan.
• PROPERTY CONDITION: There is no evidence of property damage.

2CCED64B-88DB-44BE-94FB-682ED04290E1	xxx	PA	Current	6/1/2016	Curtailment of Income	Not Determined		Never				Never			Never	No		No
• BANKRUPTCY: There is no evidence of an associated bankruptcy case.
• FORECLOSURE: There is no evidence of foreclosure action on this loan.
• LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
• EXCEPTIONS: No exceptions were identified on this loan.
• PROPERTY CONDITION: There is no evidence of property damage.

F1A11894-D9F4-47BC-9447-F78187EB4D81	xxx	IL	Current	6/10/2016	Curtailment of Income	Owner		Never				Never			Never	No		No
• BANKRUPTCY: There is no evidence of an associated bankruptcy case.
• FORECLOSURE: There is no evidence of foreclosure action on this loan.
• LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
• EXCEPTIONS: No exceptions were identified on this loan.
• PROPERTY CONDITION: There is no evidence of property damage.

9537F67C-F349-4B8F-8562-7F9070A17FCB	xxx	FL	Current	6/1/2016		Not Determined		Never				Never			Never	No		No
• BANKRUPTCY: There is no evidence of an associated bankruptcy case.
• FORECLOSURE: There is no evidence of foreclosure action on this loan.
• LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
• EXCEPTIONS: No exceptions were identified on this loan.
• PROPERTY CONDITION: There is no evidence of property damage.

281F62F0-F012-4B15-AC01-A6B7863354FC	xxx	NC	Current	6/1/2016	Illness	Not Determined		Never				Never			Never	No		No
• BANKRUPTCY: There is no evidence of an associated bankruptcy case.
• FORECLOSURE: There is no evidence of foreclosure action on this loan.
• LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
• EXCEPTIONS: No exceptions were identified on this loan.
• PROPERTY CONDITION: There is no evidence of property damage.

226A63E8-05BE-4F4B-B347-950946E49885	xxx	MS	Current	6/5/2016	Curtailment of Income	Not Determined		Previously	5/XX/2015	13	The borrower filed for a Chapter 13 Bankruptcy as Case #xxxx on xx/xx/xx, the case was discharged on xx/xx/xx and closed on xx/xx/xx.	Never			Never	No		No
• BANKRUPTCY: The borrower filed for a Chapter 13 Bankruptcy as Case #xxxx on xx/xx/xx, the case was discharged on xx/xx/xx and closed on xx/xx/xx.
• FORECLOSURE: There is no evidence of foreclosure action on this loan.
• LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
• EXCEPTIONS: No exceptions were identified on this loan.
• PROPERTY CONDITION: There is no evidence of property damage.

C5F222A1-3952-4323-AEEB-08021284A8B4	xxx	WI	Current	6/1/2016	Excessive Obligations	Owner		Never				Never			Never	No		No
• BANKRUPTCY: There is no evidence of an associated bankruptcy case.
• FORECLOSURE: There is no evidence of foreclosure action on this loan.
• LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
• EXCEPTIONS: No exceptions were identified on this loan.
• PROPERTY CONDITION: There is no evidence of property damage.

DED65492-2ED1-4E52-B625-8AA21FEE7824	xxx	CA	Current	6/1/2016	Excessive Obligations			Never				Never			Never	No		No
• BANKRUPTCY: There is no evidence of an associated bankruptcy case.
• FORECLOSURE: There is no evidence of foreclosure action on this loan.
• LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
• EXCEPTIONS: No exceptions were identified on this loan.
• PROPERTY CONDITION: There is no evidence of property damage.

D653FBFB-5C14-4704-B13D-3A9128560DCB	xxx	TN	Current	6/1/2016	Not Determined	Not Determined		Never				Never			Never	No		No
• BANKRUPTCY: There is no evidence of an associated bankruptcy case.
• FORECLOSURE: There is no evidence of foreclosure action on this loan.
• LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
• EXCEPTIONS: No exceptions were identified on this loan.
• PROPERTY CONDITION: There is no evidence of property damage.

9B4F59DF-0ACD-45A7-9BA8-7D30CE1E574C	xxx		Current	6/1/2016	Excessive Obligations	Owner		Never				Never			Never	No		No
• BANKRUPTCY: There is no evidence of an associated bankruptcy case.
• FORECLOSURE: There is no evidence of foreclosure action on this loan.
• LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
• EXCEPTIONS: No exceptions were identified on this loan.
• PROPERTY CONDITION: There is no evidence of property damage.

506F6E58-5219-4188-A0DA-CC663234BB40	xxx	IL	Current	7/1/2016	Illness	Not Determined		Never				Never			Never	No		No
• BANKRUPTCY: There is no evidence of an associated bankruptcy case.
• FORECLOSURE: There is no evidence of foreclosure action on this loan.
• LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
• EXCEPTIONS: No exceptions were identified on this loan.
• PROPERTY CONDITION: There is no evidence of property damage.

E6BBB9C6-5A30-4FFD-96E9-E6A4F212EB73	xxx	NY	Current	6/1/2016	Curtailment of Income	Not Determined		Never				Never			Never	No		No
• BANKRUPTCY: There is no evidence of an associated bankruptcy case.
• FORECLOSURE: There is no evidence of foreclosure action on this loan.
• LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
• EXCEPTIONS: No exceptions were identified on this loan.
• PROPERTY CONDITION: There is no evidence of property damage.
• ADDITIONAL INFORMATION: The borrower indicated on 9/28/2015 that there had been more than one death in the family causing the borrower to fall behind. A comment dated 2/16/2016 indicated the borrower was no longer working and a modification package was going to be sent.

50A2FC6C-5CAF-4E8B-85DF-F564EEE2CE8F	xxx	OR	Current	7/1/2016	Not Determined	Not Determined		Never				Never			Never	Yes
Commentary dated 09/17/2015 indicates the Servicer received an XXX Check (#XXX) for the amount of $9,442.16 with the Payee of XXX for Claim #XXX; no date of loss or damage type referenced. No additional information in regards to the potential property damage and/or repair status is disclosed in the commentary provided.
																		No	Property Damage
Commentary dated 09/17/2015 indicates the Servicer received an XXX Check (xxxx) for the amount of xxxx with the Payee of xxxx for Claim xxxx no date of loss or damage type referenced. No additional information in regards to the potential property damage and/or repair status is disclosed in the commentary provided.

• BANKRUPTCY: There is no evidence of an associated bankruptcy case.
• FORECLOSURE: There is no evidence of foreclosure action on this loan.
• LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
• EXCEPTIONS: Commentary dated 09/17/2015 indicates the Servicer received an XXX Check xxxx for the amount of xxxx with the Payee of xxxx for Claim xxxx no date of loss or damage type referenced. No additional information in regards to the potential property damage and/or repair status is disclosed in the commentary provided.
• PROPERTY CONDITION: Commentary dated 09/17/2015 indicates the Servicer received an XXX Check xxxx for the amount of xxxx with the Payee of xxxx for Claim xxxx no date of loss or damage type referenced. No additional information in regards to the potential property damage and/or repair status is disclosed in the commentary provided.

3009898E-EEBE-461F-A3EB-0363F678DC26	xxx	FL	Current	6/1/2016	Not Determined	Not Determined		Never				Never			Never	No		No
• BANKRUPTCY: There is no evidence of an associated bankruptcy case.
• FORECLOSURE: There is no evidence of foreclosure action on this loan.
• LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
• EXCEPTIONS: No exceptions were identified on this loan.
• PROPERTY CONDITION: There is no evidence of property damage.

70890881-5D4D-4BEC-B554-AE6F826FD081	xxx	FL	Current	6/1/2016	Curtailment of Income	Not Determined		Never				Never			Never	No		No
• BANKRUPTCY: There is no evidence of an associated bankruptcy case.
• FORECLOSURE: There is no evidence of foreclosure action on this loan.
• LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
• EXCEPTIONS: No exceptions were identified on this loan.
• PROPERTY CONDITION: There is no evidence of property damage.

3EC406A3-6334-402A-B678-87603C9ACF72	xxx	IL	Current	6/1/2016	Not Determined	Not Determined		Never				Never			Never	No		No
• BANKRUPTCY: There is no evidence of an associated bankruptcy case.
• FORECLOSURE: There is no evidence of foreclosure action on this loan.
• LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
• EXCEPTIONS: No exceptions were identified on this loan.
• PROPERTY CONDITION: There is no evidence of property damage.

2BF76E14-C848-4621-91F5-71942A8A51DA	xxx	IL	Current	6/1/2016	Not Determined	Owner		Never				Never			Never	No		No
• BANKRUPTCY: There is no evidence of an associated bankruptcy case.
• FORECLOSURE: There is no evidence of foreclosure action on this loan.
• LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
• EXCEPTIONS: No exceptions were identified on this loan.
• PROPERTY CONDITION: There is no evidence of property damage.

306E1F41-55EC-418F-AC4F-9A573781D374	xxx	IL	Current	6/1/2016	Not Determined	Owner		Never				Previously	Close and Bill
The account was referred to foreclosure on 01/26/2016, the Complaint was filed on 02/XX/2016 and Service was completed on 02/XX/2016; foreclosure proceedings were closed and billed on 03/XX/2016 due to reinstatement of the account.
															Never	No		No
• BANKRUPTCY: There is no evidence of an associated bankruptcy case.
• FORECLOSURE: The account was referred to foreclosure on xx/xx/xx, the Complaint was filed on xx/xx/xx and Service was completed on xx/xx/xx; foreclosure proceedings were closed and billed on xx/xx/xx due to reinstatement of the account.
• LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
• EXCEPTIONS: No exceptions were identified on this loan.
• PROPERTY CONDITION: There is no evidence of property damage.

743E4335-FC5F-4EEF-8DA9-C160EA8B1FA7	xxx	IL	Current	6/1/2016		Owner		Never				Never			Never	Yes
A comment dated 4/9/2016 indicated the borrower had to pay out of pocket for property damage estimated at $8,000. A comment dated 4/11/2016 indicated the borrower sent the servicer a check in the amount of $4,781 for roof damage with a date of loss of 2/19/2016. The servicer received the check on 4/12/2016 and sent to get the check endorsed and released back.
																		Yes	Property Damage
A comment dated 4/9/2016 indicated the borrower had to pay out of pocket for property damage estimated at $8,000. A comment dated 4/11/2016 indicated the borrower sent the servicer a check in the amount of $4,781 for roof damage with a date of loss of 2/19/2016. The servicer received the check on 4/12/2016 and sent to get the check endorsed and released back.

• BANKRUPTCY: There is no evidence of an associated bankruptcy case.
• FORECLOSURE: There is no evidence of foreclosure action on this loan.
• LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
• EXCEPTIONS: A comment dated 4/9/2016 indicated the borrower had to pay out of pocket for property damage estimated at $8,000. A comment dated 4/11/2016 indicated the borrower sent the servicer a check in the amount of $4,781 for roof damage with a date of loss of 2/19/2016. The servicer received the check on 4/12/2016 and sent to get the check endorsed and released back.
• PROPERTY CONDITION: A comment dated 4/9/2016 indicated the borrower had to pay out of pocket for property damage estimated at $8,000. A comment dated 4/11/2016 indicated the borrower sent the servicer a check in the amount of $4,781 for roof damage with a date of loss of 2/19/2016. The servicer received the check on 4/12/2016 and sent to get the check endorsed and released back.

A06626DD-96C1-4C0C-BE04-A7F6BEDED576	xxx	OH	Current	7/1/2016		Not Determined		Never				Never			Never	No		No
• BANKRUPTCY: There is no evidence of an associated bankruptcy case.
• FORECLOSURE: There is no evidence of foreclosure action on this loan.
• LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
• EXCEPTIONS: No exceptions were identified on this loan.
• PROPERTY CONDITION: There is no evidence of property damage.

D65E9A67-CB71-4684-9FE2-ABCBB1EC50B8	xxx	GA	Current	6/1/2016	Curtailment of Income	Owner		Never				Never			Never	No		No
• BANKRUPTCY: There is no evidence of an associated bankruptcy case.
• FORECLOSURE: There is no evidence of foreclosure action on this loan.
• LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
• EXCEPTIONS: No exceptions were identified on this loan.
• PROPERTY CONDITION: There is no evidence of property damage.

9B82BEBA-760D-4EAB-99A2-6ABFEEEFA646	xxx	NC	Bankruptcy Ch.13	7/1/2016	Not Determined	Not Determined		Currently	4/XX/2016	13
The borrower filed for Chapter 13 Bankruptcy prior to the review period under Case #xxxx. The account was brought current through the Chapter 13 plan and discharged on xx/xx/xx; however the bankruptcy has not been terminated as of xx/xx/xx.
												Never			Never	No		No
• BANKRUPTCY: The borrower filed for Chapter 13 Bankruptcy prior to the review period under Case #xxxx. The account was brought current through the Chapter 13 plan and discharged on xx/xx/xx; however the bankruptcy has not been terminated as of 5/25/2016.
• FORECLOSURE: There is no evidence of foreclosure action on this loan.
• LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
• EXCEPTIONS: No exceptions were identified on this loan.
• PROPERTY CONDITION: There is no evidence of property damage.

2F151701-1218-413F-A83A-E93F74D564A0	xxx	MI	Current	6/1/2016		Owner		Never				Never			Never	No		No
• BANKRUPTCY: There is no evidence of an associated bankruptcy case.
• FORECLOSURE: There is no evidence of foreclosure action on this loan.
• LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
• EXCEPTIONS: No exceptions were identified on this loan.
• PROPERTY CONDITION: There is no evidence of property damage.

7C68E2EE-BDE6-4086-A941-B9E019DD1F3E	xxx	MI	Current	7/1/2016	Curtailment of Income	Owner		Never				Never			Never	No		No
• BANKRUPTCY: There is no evidence of an associated bankruptcy case.
• FORECLOSURE: There is no evidence of foreclosure action on this loan.
• LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
• EXCEPTIONS: No exceptions were identified on this loan.
• PROPERTY CONDITION: There is no evidence of property damage.

5564CD4A-D19A-443A-835F-764EF0BD6A3C	xxx	IN	Current	6/1/2016	Curtailment of Income	Owner		Never				Never			Never	No		No
• BANKRUPTCY: There is no evidence of an associated bankruptcy case.
• FORECLOSURE: There is no evidence of foreclosure action on this loan.
• LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
• EXCEPTIONS: No exceptions were identified on this loan.
• PROPERTY CONDITION: There is no evidence of property damage.

4133768A-2159-49DD-980A-C192BD23140B	xxx	MI	Current	6/1/2016	Not Determined	Not Determined		Previously	5/XX/2016	7	The borrower filed Chapter 7 Bankruptcy as Case #xxxx on xx/xx/xx; the Case was discharged without reaffirmation on xx/xx/xx and closed on xx/xx/xx.	Never			Never	No		No
• BANKRUPTCY: The borrower filed Chapter 7 Bankruptcy as Case #xxxx on xx/xx/xx; the Case was discharged without reaffirmation on xx/xx/xx and closed on xx/xx/xx.
• FORECLOSURE: There is no evidence of foreclosure action on this loan.
• LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
• EXCEPTIONS: No exceptions were identified on this loan.
• PROPERTY CONDITION: There is no evidence of property damage.

8D6E5301-E9B0-4FAC-AAAA-069DE76A35C7	xxx	MI	Current	6/1/2016	Death of Family Member	Owner		Never				Never			Never	No		No
• BANKRUPTCY: There is no evidence of an associated bankruptcy case.
• FORECLOSURE: There is no evidence of foreclosure action on this loan.
• LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
• EXCEPTIONS: No exceptions were identified on this loan.
• PROPERTY CONDITION: There is no evidence of property damage.

EF9542FE-7840-4B2B-9639-5D0168EBFAD6	xxx	OH	Current	6/1/2016	Curtailment of Income	Not Determined		Never				Never			Never	No		No
• BANKRUPTCY: There is no evidence of an associated bankruptcy case.
• FORECLOSURE: There is no evidence of foreclosure action on this loan.
• LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
• EXCEPTIONS: No exceptions were identified on this loan.
• PROPERTY CONDITION: There is no evidence of property damage.

07A76DFD-665D-4E08-8291-45F2EBD78DDD	xxx	MI	Current	6/1/2016	Not Determined	Not Determined		Never				Never			Never	No		No
• BANKRUPTCY: There is no evidence of an associated bankruptcy case.
• FORECLOSURE: There is no evidence of foreclosure action on this loan.
• LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
• EXCEPTIONS: No exceptions were identified on this loan.
• PROPERTY CONDITION: There is no evidence of property damage.

41004E81-E62C-4A10-9C67-BF97B218858D	xxx	MI	Current	6/1/2016	Curtailment of Income	Not Determined		Never				Never			Never	No		No
• BANKRUPTCY: There is no evidence of an associated bankruptcy case.
• FORECLOSURE: There is no evidence of foreclosure action on this loan.
• LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
• EXCEPTIONS: No exceptions were identified on this loan.
• PROPERTY CONDITION: There is no evidence of property damage.

3DDA5BA0-6E17-46F1-8339-E3204A515967	xxx	MI	Current	6/1/2016	Curtailment of Income	Owner		Never				Never			Never	No		No
• BANKRUPTCY: There is no evidence of an associated bankruptcy case.
• FORECLOSURE: There is no evidence of foreclosure action on this loan.
• LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
• EXCEPTIONS: No exceptions were identified on this loan.
• PROPERTY CONDITION: There is no evidence of property damage.

5D9F9B02-2CC9-4760-A647-600A5836C0B5	xxx	MI	Loss Mitigation	7/1/2016	Not Determined	Owner		Previously		13	The borrower was in Chapter 13 bankruptcy protection but a servicing comment dated 3/1/2016 indicated the motion for relief was granted and the Chapter 13 workstation was closing.	Never			Currently	No		No
• BANKRUPTCY: The borrower was in Chapter 13 bankruptcy protection but a servicing comment dated 3/1/2016 indicated the motion for relief was granted and the Chapter 13 workstation was closing.
• FORECLOSURE: There is no evidence of foreclosure action on this loan.
• LOSS MITIGATION: A repayment plan agreement was sent to the borrower 4/6/2016 with the down payment due 4/15/2016 and six payments for $1,191 due beginning 5/15/2016.
• EXCEPTIONS: No exceptions were identified on this loan.
• PROPERTY CONDITION: There is no evidence of property damage.

F1212563-5E4D-4B70-8A82-A38020F4BA9B	xxx	MI	Current	6/1/2016	Not Determined	Owner		Never				Never			Never	No		No
• BANKRUPTCY: There is no evidence of an associated bankruptcy case.
• FORECLOSURE: There is no evidence of foreclosure action on this loan.
• LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
• EXCEPTIONS: No exceptions were identified on this loan.
• PROPERTY CONDITION: There is no evidence of property damage.

6A6A7513-FA7D-4AD2-B2F3-9E2D32004C33	xxx	MI	Current	6/1/2016	Curtailment of Income	Owner		Never				Never			Never	No		No
• BANKRUPTCY: There is no evidence of an associated bankruptcy case.
• FORECLOSURE: There is no evidence of foreclosure action on this loan.
• LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
• EXCEPTIONS: No exceptions were identified on this loan.
• PROPERTY CONDITION: There is no evidence of property damage.

7A5327D6-3137-4167-9248-65257FBF0E48	xxx	IL	Current	7/1/2016	Death of Family Member	Owner		Never				Never			Previously	No		No
• BANKRUPTCY: There is no evidence of an associated bankruptcy case.
• FORECLOSURE: There is no evidence of foreclosure action on this loan.
• LOSS MITIGATION: Account approved for modification; modification effective o xx/xx/xx with a new interest rate of 5.875%, new unpaid balance of xxxx new principal and interest payment of xxxx with a maturity date of xx/xx/xx.
• EXCEPTIONS: No exceptions were identified on this loan.
• PROPERTY CONDITION: There is no evidence of property damage.

C533D8DD-45F4-4543-96CB-34C6824681C1	xxx	IL	Current	6/1/2016	Not Determined	Not Determined		Never				Never			Never	No		No
• BANKRUPTCY: There is no evidence of an associated bankruptcy case.
• FORECLOSURE: There is no evidence of foreclosure action on this loan.
• LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
• EXCEPTIONS: No exceptions were identified on this loan.
• PROPERTY CONDITION: There is no evidence of property damage.

3053E0BA-3CF2-4071-8908-5F4BC45906E4	xxx	OH	Current	6/1/2016	Not Determined	Not Determined		Never				Never			Never	No		No
• BANKRUPTCY: There is no evidence of an associated bankruptcy case.
• FORECLOSURE: There is no evidence of foreclosure action on this loan.
• LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
• EXCEPTIONS: No exceptions were identified on this loan.
• PROPERTY CONDITION: There is no evidence of property damage.

91D0A7C5-99B2-43A3-B052-6542D83FF4F6	xxx	OH	Current	6/1/2016	Not Determined	Not Determined		Never				Never			Never	No		No
• BANKRUPTCY: There is no evidence of an associated bankruptcy case.
• FORECLOSURE: There is no evidence of foreclosure action on this loan.
• LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
• EXCEPTIONS: No exceptions were identified on this loan.
• PROPERTY CONDITION: There is no evidence of property damage.

AABB2B8A-9BE8-4168-8DF7-226947D43BD4	xxx	OH	Current	6/1/2016	Excessive Obligations	Not Determined		Never				Never			Never	No		No
• BANKRUPTCY: There is no evidence of an associated bankruptcy case.
• FORECLOSURE: There is no evidence of foreclosure action on this loan.
• LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
• EXCEPTIONS: No exceptions were identified on this loan.
• PROPERTY CONDITION: There is no evidence of property damage.

62A494C3-5039-4ABD-9476-ABD65301D46F	xxx	OH	Current	6/1/2016	Illness	Not Determined		Never				Never			Never	No		No
• BANKRUPTCY: There is no evidence of an associated bankruptcy case.
• FORECLOSURE: There is no evidence of foreclosure action on this loan.
• LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
• EXCEPTIONS: No exceptions were identified on this loan.
• PROPERTY CONDITION: There is no evidence of property damage.

E39392B7-0843-45FA-B7A1-E862AFAC4D33	xxx	OH	Current	6/1/2016	Not Determined	Not Determined		Never				Never			Never	No		No
• BANKRUPTCY: There is no evidence of an associated bankruptcy case.
• FORECLOSURE: There is no evidence of foreclosure action on this loan.
• LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
• EXCEPTIONS: No exceptions were identified on this loan.
• PROPERTY CONDITION: There is no evidence of property damage.

0730D996-B558-40BF-B198-047F09C1B140	xxx	OH	Current	6/1/2016	Not Determined	Owner		Never				Never			Never	No		No
• BANKRUPTCY: There is no evidence of an associated bankruptcy case.
• FORECLOSURE: There is no evidence of foreclosure action on this loan.
• LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
• EXCEPTIONS: No exceptions were identified on this loan.
• PROPERTY CONDITION: There is no evidence of property damage.

A9C6BAC1-114F-4246-A867-A316AA943F82	xxx	IN	Current	6/1/2016		Not Determined		Never				Never			Never	No		No
• BANKRUPTCY: There is no evidence of an associated bankruptcy case.
• FORECLOSURE: There is no evidence of foreclosure action on this loan.
• LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
• EXCEPTIONS: No exceptions were identified on this loan.
• PROPERTY CONDITION: There is no evidence of property damage.

1E2A6765-162A-4F16-AF39-AD05EEBBAFFC	xxx	FL	Current	6/1/2016	Inability to rent	Not Determined		Never				Never			Never	No		No
• BANKRUPTCY: There is no evidence of an associated bankruptcy case.
• FORECLOSURE: There is no evidence of foreclosure action on this loan.
• LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
• EXCEPTIONS: No exceptions were identified on this loan.
• PROPERTY CONDITION: There is no evidence of property damage.

09ADAD71-BDB6-49F3-8207-033F51E74B62	xxx	FL	Current	6/1/2016	Curtailment of Income	Owner		Never				Never			Never	No		No
• BANKRUPTCY: There is no evidence of an associated bankruptcy case.
• FORECLOSURE: There is no evidence of foreclosure action on this loan.
• LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
• EXCEPTIONS: No exceptions were identified on this loan.
• PROPERTY CONDITION: There is no evidence of property damage.

B869A6F6-38DD-4E73-963A-A3748C519F3E	xxx	FL	Current	6/1/2016	Curtailment of Income	Occupied by Unknown		Never				Never			Never	No		No
• BANKRUPTCY: There is no evidence of an associated bankruptcy case.
• FORECLOSURE: There is no evidence of foreclosure action on this loan.
• LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
• EXCEPTIONS: No exceptions were identified on this loan.
• PROPERTY CONDITION: There is no evidence of property damage.

28231F3A-E023-4195-BA56-EADB739A6D43	xxx	IL	Current	6/1/2016	Not Determined	Not Determined		Never				Never			Never	No		No
• BANKRUPTCY: There is no evidence of an associated bankruptcy case.
• FORECLOSURE: There is no evidence of foreclosure action on this loan.
• LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
• EXCEPTIONS: No exceptions were identified on this loan.
• PROPERTY CONDITION: There is no evidence of property damage.

118EAB84-9DC9-4DDC-B3F3-76E8E77201F6	xxx	OH	Current	6/1/2016	Not Determined	Owner		Previously		13	The borrower filed for a Chapter 13 Bankruptcy which was discharged prior to the review period.	Never			Never	No		No
• BANKRUPTCY: The borrower filed for a Chapter 13 Bankruptcy which was discharged prior to the review period.
• FORECLOSURE: There is no evidence of foreclosure action on this loan.
• LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
• EXCEPTIONS: No exceptions were identified on this loan.
• PROPERTY CONDITION: There is no evidence of property damage.
• ADDITIONAL INFORMATION: Commentary dated 03/01/2016 reflects the borrower having  dispute prior to the review period in regards to escrow shortage due to force placed insurance while under bankruptcy; the issue was resolved on 03/08/2016 in which escrow was removed from the subject account.  A cease and desist was placed on the account on 01/27/2016 due to the dispute and terminated on 03/08/2016.

89BD2F6A-B6D6-4896-A05B-EE155EF66186	xxx	FL	Current	6/1/2016	Payment Dispute	Not Determined		Never				Never			Never	No		No
• BANKRUPTCY: There is no evidence of an associated bankruptcy case.
• FORECLOSURE: There is no evidence of foreclosure action on this loan.
• LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
• EXCEPTIONS: No exceptions were identified on this loan.
• PROPERTY CONDITION: There is no evidence of property damage.
• ADDITIONAL INFORMATION:Borrower indicated they were a victim of fraud and their bank accounts were compromised.

51AA544F-1436-4CD6-85B6-82A18ECDCE8A	xxx	FL	Current	6/1/2016		Not Determined		Never				Never			Never	No		No
• BANKRUPTCY: There is no evidence of an associated bankruptcy case.
• FORECLOSURE: There is no evidence of foreclosure action on this loan.
• LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
• EXCEPTIONS: No exceptions were identified on this loan.
• PROPERTY CONDITION: There is no evidence of property damage.
• ADDITIONAL INFORMATION: A comment dated 10/15/2015 indicated the co-borrower was separated from the borrower and was paying for everything.

2D5CAC6E-B186-4FA8-BCAD-9E693B85F7A3	xxx	FL	Current	6/1/2016	Curtailment of Income	Owner		Never				Never			Never	No		No
• BANKRUPTCY: There is no evidence of an associated bankruptcy case.
• FORECLOSURE: There is no evidence of foreclosure action on this loan.
• LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
• EXCEPTIONS: No exceptions were identified on this loan.
• PROPERTY CONDITION: There is no evidence of property damage.

AB2270C8-5C2B-40B1-AB1B-BDFB6CCE97E4	xxx	FL	Current	6/1/2016	Illness	Owner		Never				Never			Never	No		No
• BANKRUPTCY: There is no evidence of an associated bankruptcy case.
• FORECLOSURE: There is no evidence of foreclosure action on this loan.
• LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
• EXCEPTIONS: No exceptions were identified on this loan.
• PROPERTY CONDITION: There is no evidence of property damage.

9BA1FFCE-3AF4-40AF-A734-351F800EC95E	xxx	FL	Current	6/1/2016	Curtailment of Income	Owner		Never				Never			Previously	No		No
• BANKRUPTCY: There is no evidence of an associated bankruptcy case.
• FORECLOSURE: There is no evidence of foreclosure action on this loan.
• LOSS MITIGATION:A comment on 5/3/2016 indicates that a modification was completed by the prior servicer in 2006. There is no further information available regarding the modification.
• EXCEPTIONS: No exceptions were identified on this loan.
• PROPERTY CONDITION: There is no evidence of property damage.

86CE05BE-1B7F-4E69-9F39-114FFD1D18BE	xxx	IL	Current	6/1/2016	Curtailment of Income	Not Determined		Never				Never			Never	No		No
• BANKRUPTCY: There is no evidence of an associated bankruptcy case.
• FORECLOSURE: There is no evidence of foreclosure action on this loan.
• LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
• EXCEPTIONS: No exceptions were identified on this loan.
• PROPERTY CONDITION: There is no evidence of property damage.

7CFCEBBC-2900-44F6-98AC-3104A85B60AC	xxx	OH	Current	6/1/2016	Excessive Obligations	Owner		Never				Previously	Close and Bill	The account was previously referred to foreclosure on 09/30/2015, the Complaint was filed on 10/XX/2015; foreclosure proceedings were closed and billed on 11/XX/2015 due to loss mitigation efforts.	Previously	No		No
• BANKRUPTCY: There is no evidence of an associated bankruptcy case.
• FORECLOSURE: The account was previously referred to foreclosure on xx/xx/xx, the Complaint was filed on xx/xx/xx; foreclosure proceedings were closed and billed on xx/xx/xx due to loss mitigation efforts.
• LOSS MITIGATION: Account approved for modification; modification effective o xx/xx/xx with a new interest rate of 7%, new unpaid balance of xxxx new principal and interest payment of xxxx with a maturity date of xx/xx/xx.
• EXCEPTIONS: No exceptions were identified on this loan.
• PROPERTY CONDITION: There is no evidence of property damage.

0208495E-9FC5-46EF-A41B-FB2B85B52F99	xxx	OH	Current	6/1/2016	Death of Family Member	Owner		Never				Never			Never	No		No
• BANKRUPTCY: There is no evidence of an associated bankruptcy case.
• FORECLOSURE: There is no evidence of foreclosure action on this loan.
• LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
• EXCEPTIONS: No exceptions were identified on this loan.
• PROPERTY CONDITION: There is no evidence of property damage.

DB5948A3-3066-42C9-945E-C9C94AFD16DE	xxx	KY	Current	7/1/2016	Not Determined	Not Determined		Never				Never			Never	No		No
• BANKRUPTCY: There is no evidence of an associated bankruptcy case.
• FORECLOSURE: There is no evidence of foreclosure action on this loan.
• LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
• EXCEPTIONS: No exceptions were identified on this loan.
• PROPERTY CONDITION: There is no evidence of property damage.
• ADDITIONAL INFORMATION: As per a conversation with the borrower on 02/24/2016, the borrower stated they were a victim of identity theft in January 2016 and will be submitting  supporting information from their financial institution. No additional information is disclosed in the collection commentary provided.

8956F35A-C3B2-410C-8D50-DE68D03CD0B0	xxx	PA	Current	6/1/2016	Excessive Obligations	Owner		Previously	9/XX/2015	7	The borrower filed Chapter 7 Bankruptcy under Case #xxxx, which was discharged on xx/xx/xx.	Never			Never	No		No
• BANKRUPTCY: The borrower filed Chapter 7 Bankruptcy under Case #xxxx, which was discharged on xx/xx/xx.
• FORECLOSURE: There is no evidence of foreclosure action on this loan.
• LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
• EXCEPTIONS: No exceptions were identified on this loan.
• PROPERTY CONDITION: There is no evidence of property damage.

ACF175ED-9C48-4AE7-B1D4-4E394C225AF6	xxx	FL	Current	6/1/2016	Not Determined			Previously		13	A Chapter 13 bankruptcy case was active at the beginning of the review period; however, the case was closed xx/xx/xx.	Never			Never	No		No
• BANKRUPTCY: A Chapter 13 bankruptcy case was active at the beginning of the review period; however, the case was closedxx/xx/xx.
• FORECLOSURE: There is no evidence of foreclosure action on this loan.
• LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
• EXCEPTIONS: No exceptions were identified on this loan.
• PROPERTY CONDITION: There is no evidence of property damage.

196149B9-4B57-429D-A664-CC9BB1742A94	xxx	OH	Current	6/1/2016		Not Determined		Never				Never			Never	No		No
• BANKRUPTCY: There is no evidence of an associated bankruptcy case.
• FORECLOSURE: There is no evidence of foreclosure action on this loan.
• LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
• EXCEPTIONS: No exceptions were identified on this loan.
• PROPERTY CONDITION: There is no evidence of property damage.
• ADDITIONAL INFORMATION: A comment dated 2/5/2016 indicated the borrower and co-borrower were not together anymore.

543A200E-1532-4CC2-9B8C-483C1A21F3F2	xxx	WI	Current	6/1/2016		Owner		Never				Never			Previously	No		No
• BANKRUPTCY: There is no evidence of an associated bankruptcy case.
• FORECLOSURE: There is no evidence of foreclosure action on this loan.
• LOSS MITIGATION: A comment dated 12/14/2015 indicated the loan was modified in 2009.
• EXCEPTIONS: No exceptions were identified on this loan.
• PROPERTY CONDITION: There is no evidence of property damage.
• ADDITIONAL INFORMATION: A comment dated 4/30/2016 indicates the husband is unemployed and payments can be made but only at the end of the month.

8168AEB9-E6A5-403C-8E91-B135920F9327	xxx	IL	Current	6/1/2016	Curtailment of Income	Not Determined		Never				Never			Never	No		No
• BANKRUPTCY: There is no evidence of an associated bankruptcy case.
• FORECLOSURE: There is no evidence of foreclosure action on this loan.
• LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
• EXCEPTIONS: No exceptions were identified on this loan.
• PROPERTY CONDITION: There is no evidence of property damage.

ED96C980-8E30-469C-9443-8F51F3F218EE	xxx	IL	Current	8/1/2016	Unable to Contact Borrower	Not Determined		Never				Never			Never	No		No
• BANKRUPTCY: There is no evidence of an associated bankruptcy case.
• FORECLOSURE: There is no evidence of foreclosure action on this loan.
• LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
• EXCEPTIONS: No exceptions were identified on this loan.
• PROPERTY CONDITION: There is no evidence of property damage.

57DC9D3E-5A75-4FD0-B995-51A0F457FB31	xxx	PA	Current	6/1/2016	Illness	Owner		Never				Never			Never	No		No
• BANKRUPTCY: There is no evidence of an associated bankruptcy case.
• FORECLOSURE: There is no evidence of foreclosure action on this loan.
• LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
• EXCEPTIONS: No exceptions were identified on this loan.
• PROPERTY CONDITION: There is no evidence of property damage.

6E0D8762-BE34-4A4A-8EE7-E75B6A7FA314	xxx	IL	Current	6/1/2016	Curtailment of Income	Not Determined		Never				Never			Never	No		No
• BANKRUPTCY: There is no evidence of an associated bankruptcy case.
• FORECLOSURE: There is no evidence of foreclosure action on this loan.
• LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
• EXCEPTIONS: No exceptions were identified on this loan.
• PROPERTY CONDITION: There is no evidence of property damage.

F1C56DFB-7534-4909-AF96-E67F70DBF86B	xxx	IL	Current	6/1/2016	Not Determined	Not Determined		Never				Never			Never	No		No
• BANKRUPTCY: There is no evidence of an associated bankruptcy case.
• FORECLOSURE: There is no evidence of foreclosure action on this loan.
• LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
• EXCEPTIONS: No exceptions were identified on this loan.
• PROPERTY CONDITION: There is no evidence of property damage.

435D735A-BA28-4AD6-A75D-B005328B8DDB	xxx	KY	Current	6/1/2016	Not Determined	Owner		Never				Never			Never	No		No
• BANKRUPTCY: There is no evidence of an associated bankruptcy case.
• FORECLOSURE: There is no evidence of foreclosure action on this loan.
• LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
• EXCEPTIONS: No exceptions were identified on this loan.
• PROPERTY CONDITION: There is no evidence of property damage.

27B044D4-4E92-4871-9F49-610EB94F1DEB	xxx	IN	Current	6/1/2016	Illness	Not Determined		Never				Never			Never	No		No
• BANKRUPTCY: There is no evidence of an associated bankruptcy case.
• FORECLOSURE: There is no evidence of foreclosure action on this loan.
• LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
• EXCEPTIONS: No exceptions were identified on this loan.
• PROPERTY CONDITION: There is no evidence of property damage.

44AC2CD5-B292-49DA-A6FF-2FEBDC226A33	xxx	OH	Current	6/1/2016	Curtailment of Income	Not Determined		Never				Never			Never	No		No
• BANKRUPTCY: There is no evidence of an associated bankruptcy case.
• FORECLOSURE: There is no evidence of foreclosure action on this loan.
• LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
• EXCEPTIONS: No exceptions were identified on this loan.
• PROPERTY CONDITION: There is no evidence of property damage.

25211A6B-DFE9-463E-9EAA-31F4977D0A43	xxx	VA	Current	6/1/2016	Not Determined			Previously		13	A Chapter 13 bankruptcy case was active at the beginning of the review period; however, the case was closed xx/xx/xx.	Never			Never	No		No
• BANKRUPTCY: A Chapter 13 bankruptcy case was active at the beginning of the review period; however, the case was closedxx/xx/xx.
• FORECLOSURE: There is no evidence of foreclosure action on this loan.
• LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
• EXCEPTIONS: No exceptions were identified on this loan.
• PROPERTY CONDITION: There is no evidence of property damage.

CCAECAEC-C4AC-4958-88D4-FA27560C1272	xxx	GA	Current	6/1/2016	Not Determined	Occupied by Unknown		Never				Never			Never	No		No
• BANKRUPTCY: There is no evidence of an associated bankruptcy case.
• FORECLOSURE: There is no evidence of foreclosure action on this loan.
• LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
• EXCEPTIONS: No exceptions were identified on this loan.
• PROPERTY CONDITION: There is no evidence of property damage.

D0C17B81-B436-4F01-A18D-263781F7C401	xxx	CA	Bankruptcy Ch.13	6/1/2016	Not Determined	Not Determined		Currently	3/XX/2016	13
The borrower filed for Chapter 13 Bankruptcy prior to the review period under Case #xxxx. the account was brought current through the Chapter 13 plan and discharged on xx/xx/xx; however the bankruptcy has not been terminated as of 5/27/2016.
												Never			Never	No		No
• BANKRUPTCY: The borrower filed for Chapter 13 Bankruptcy prior to the review period under Case #xxxx. the account was brought current through the Chapter 13 plan and discharged on xx/xx/xx; however the bankruptcy has not been terminated as of 5/27/2016.
• FORECLOSURE: There is no evidence of foreclosure action on this loan.
• LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
• EXCEPTIONS: No exceptions were identified on this loan.
• PROPERTY CONDITION: There is no evidence of property damage.

D484AC53-6D57-4D04-8DC3-FA362981C32A	xxx	CA	Current	6/1/2016	Not Determined	Owner		Never				Never			Previously	No		No
• BANKRUPTCY: There is no evidence of an associated bankruptcy case.
• FORECLOSURE: There is no evidence of foreclosure action on this loan.
• LOSS MITIGATION: The servicer documents on 4/XX/2015 that the loan was modified to four percent amortizing principal and interest for five years. The loan was to revert back to a note rate of 6.5 percent  in 6/2015. There is no other information regarding the previous loan modification.
• EXCEPTIONS: No exceptions were identified on this loan.
• PROPERTY CONDITION: There is no evidence of property damage.
• ADDITIONAL INFORMATION: Commentary dated 07/16/2015 reflects a written correspondence was received in regards to the posting of payments; commentary dated 11/05/2015 indicates the issue was resolved and payments were accurately applied to the subject account. Commentary dated 11/27/2015 reflects skip tracing efforts which resulted in no new accurate contact information.

18D4AA0A-6354-4614-9E84-6A28A90B9A73	xxx	MI	Current	6/1/2016	Not Determined	Owner		Never				Never			Never	No		No
• BANKRUPTCY: There is no evidence of an associated bankruptcy case.
• FORECLOSURE: There is no evidence of foreclosure action on this loan.
• LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
• EXCEPTIONS: No exceptions were identified on this loan.
• PROPERTY CONDITION: There is no evidence of property damage.

68F1DFA0-5F56-4DD9-A155-C6B3CD3E2FE6	xxx	CA	Current	7/1/2016	Curtailment of Income	Occupied by Unknown		Never				Never			Never	No		No
• BANKRUPTCY: There is no evidence of an associated bankruptcy case.
• FORECLOSURE: There is no evidence of foreclosure action on this loan.
• LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
• EXCEPTIONS: No exceptions were identified on this loan.
• PROPERTY CONDITION: There is no evidence of property damage.

F96E164C-5546-4585-AC84-E4077C5FE13B	xxx	IN	Current	7/1/2016	Illness			Previously	11/XX/2010	13	A comment dated 7/23/2015 reported the borrower filed for Chapter 13 bankruptcy on xx/xx/xx. Another comment on 10/14/2015 reported the case was closing on xx/xx/xx.	Previously	Close and Bill
A comment dated 10/9/2015 reports the complaint was filed the day after the bankruptcy was filed which resulted in a violation of the bankruptcy stay. The foreclosure attorney indicated they should file a motion to dismiss the case without prejudice.
															Never	No		No
• BANKRUPTCY: A comment dated 7/23/2015 reported the borrower filed for Chapter 13 bankruptcy on xx/xx/xx. Another comment on 10/14/2015 reported the case was closing on xx/xx/xx.
• FORECLOSURE: A comment dated 10/9/2015 reports the complaint was filed the day after the bankruptcy was filed which resulted in a violation of the bankruptcy stay. The foreclosure attorney indicated they should file a motion to dismiss the case without prejudice.
• LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
• EXCEPTIONS: No exceptions were identified on this loan.
• PROPERTY CONDITION: There is no evidence of property damage.
• ADDITIONAL INFORMATION: The servicer is working with the borrower on loss mitigation options; the borrower indicated they have cancer which was the reason for delinquency. State assistance and hardest hit fund options are being explored at the end of the comment history.  There are no open loss mitigation workstation active but the borrower is communicating with the servicer.

62FCDEE9-B8CA-40EF-8BC1-FEB5BECA30FF	xxx	OH	Current	7/1/2016	Curtailment of Income	Vacant	10/23/2015	Never				Never			Never	No		No
• BANKRUPTCY: There is no evidence of an associated bankruptcy case.
• FORECLOSURE: There is no evidence of foreclosure action on this loan.
• LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
• EXCEPTIONS: No exceptions were identified on this loan.
• PROPERTY CONDITION: There is no evidence of property damage.

635C1B5C-877A-474A-A483-F4A9E2708C6A	xxx	LA	Current	6/1/2016	Curtailment of Income	Not Determined		Never				Never			Never	No		No
• BANKRUPTCY: There is no evidence of an associated bankruptcy case.
• FORECLOSURE: There is no evidence of foreclosure action on this loan.
• LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
• EXCEPTIONS: No exceptions were identified on this loan.
• PROPERTY CONDITION: There is no evidence of property damage.

A94151E5-5624-4166-A5AD-41AF19669095	xxx	GA	Current	6/1/2016	Excessive Obligations	Owner		Never				Never			Never	No		No
• BANKRUPTCY: There is no evidence of an associated bankruptcy case.
• FORECLOSURE: There is no evidence of foreclosure action on this loan.
• LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
• EXCEPTIONS: No exceptions were identified on this loan.
• PROPERTY CONDITION: There is no evidence of property damage.